As Filed with the Securities and Exchange Commission on February 8, 2013

File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 46	☒

THE VANTAGEPOINT FUNDS

(Exact Name of Registrant as Specified in Charter)

777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240

(Address of Principal Executive Offices) (Zip Code)

(202) 962-4600

(Registrant’s Telephone Number, Including Area Code)

Angela Montez, Secretary

777 North Capitol Street, N.E., Ste. 600

Washington, DC 20002

(Name and Address of Agent for Service of Process)

With Copies to:

Kathryn B. McGrath, Esq.

Senior Vice President and General Counsel

ICMA- Retirement Corporation

777 North Capitol Street, N.E. Ste 600

Washington, DC 20002

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (May 1, 2010) pursuant to paragraph (b) of rule 485*
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (May 1, 2010) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No 43 to the Registration Statement of The Vantagepoint Funds (the “Fund”) is for the sole purpose of submitting the XBRL exhibit for the risk/return summary for each series of the Fund first provided in Post-Effective Amendment No.42 to the Fund’s registration statement filed on January 22, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the day 6th of February 2013.

THE VANTAGEPOINT FUNDS

/s/ Joan McCallen
Joan W. McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan W. McCallen	President	February 6, 2013
Joan W. McCallen

/s/ Elizabeth S. Glista	Treasurer and	February 6, 2013
Elizabeth S. Glista	Chief Financial Officer

*	Director	February 6, 2013
N. Anthony Calhoun

*	Director	February 6, 2013
Donna Gilding

*	Director	February 6, 2013
Arthur Lynch

*	Director	February 6, 2013
Timothy M. O’Brien

*	Director	February 6, 2013
David R. Mora.

*	Director	February 6, 2013
Robin L. Wiessmann

*	Director	February 6, 2013
George M. Chamberlain, Jr.
*By /s/ Angela C. Montez
Angela C. Montez
Attorney-in-Fact

Exhibit Index

Post-Effective Amendment #43

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase